As filed with the Securities and Exchange Commission on May 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period March 31, 2015

Portfolio 21 Global Equity Fund
March 31, 2015

Item 1. Schedule of Investments.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%
Air Freight & Logistics: 1.3%
61,000	United Parcel Service, Inc. (United States)	$5,913,340

Automobiles & Components: 2.7%
105,000	Denso Corp. (Japan)	4,786,459
150,481	Johnson Controls, Inc. (United States)	7,590,262
		12,376,721
Banks: 7.4%
600,852	Banco Santander SA (Spain)	4,504,192
150,000	Bank of New York Mellon Corp. (United States)	6,036,000
119,900	DGB Financial Group (South Korea)	1,306,714
447,420	New Resource Bank (United States) (a) (b) (c )	2,416,068
45,000	SVB Financial Group (United States) (a)	5,716,800
176,650	The Toronto Dominion Bank (Canada) (a)	7,560,852
200,000	Westpac Banking Corp. (Australia)	5,978,208
		33,518,834
Building Products: 1.1%
13,500	Geberit AG (Switzerland)	5,051,912

Capital Goods: 3.3%
155,000	Atlas Copco AB - Class A (Sweden) (d)	5,017,918
72,266	Eaton Corp. PLC (Ireland)	4,909,752
45,000	Siemens AG (Germany)	4,866,918
		14,794,588
Chemicals: 2.2%
120,000	Croda International PLC (United Kingdom)	4,866,949
100,000	Johnson Matthey PLC (United Kingdom)	5,010,304
		9,877,253
Commercial Services & Supplies: 3.2%
43,000	IHS, Inc. (United States) (a)	4,891,680
112,000	Intertek Group (United Kingdom)	4,148,548
101,500	Waste Management, Inc. (United States)	5,504,345
		14,544,573
Communications Equipment: 2.6%
395,000	Ericsson (Sweden)	4,959,202
95,000	QUALCOMM, Inc. (United States)	6,587,300
		11,546,502
Computers & Peripherals: 1.8%
64,000	Apple, Inc. (United States)	7,963,520

Construction & Engineering: 1.1%
175,000	Quanta Services, Inc. (United States) (a)	4,992,750

Consumer Durables & Supplies: 4.2%
165,738	Koninklijke Philips Electronics NV (Netherlands)	4,701,963
65,000	Nike, Inc. (United States)	6,521,450
600,000	Panasonic Corp. (Japan)	7,879,226
		19,102,639
Consumer Finance: 1.0%
57,000	American Express Co. (United States) (d)	4,452,840

Diversified Financial Services: 2.9%
33,000	IntercontinentalExchange Group, Inc. (United States)	7,697,910
85,000	MSCI, Inc. (United States)	5,211,350
		12,909,260
Food, Beverage & Tobacco: 2.5%
95,240	Danone (France)	6,419,897
120,000	Unilever PLC (Netherlands)	5,014,488
		11,434,385
Food & Staples Retailing: 1.6%
561,292	Jeronimo Martins, SGPS, SA (Portugal)	7,063,141

Health Care Equipment & Services: 1.0%
510,000	Elekta AB (Sweden) (d)	4,586,485

Health Care Equipment & Supplies: 1.1%
65,000	Medtronic PLC (Ireland)	5,069,350

Hotels, Restaurants & Leisure: 1.2%
325,000	Compass Group PLC (United Kingdom)	5,641,734

Insurance: 4.2%
36,700	Allianz SE (Germany)	6,371,704
135,000	Metlife, Inc. (United States) (d)	6,824,250
56,000	The Travelers Companies, Inc. (United States)	6,055,280
		19,251,234
Internet Software & Services: 1.5%
115,000	eBay, Inc. (United States) (a)	6,633,200

IT Services: 1.5%
104,000	Visa, Inc. (United States)	6,802,640

Materials: 4.8%
46,000	Ecolab, Inc. (United States)	5,261,480
115,000	Novozymes A/S - Class B (Denmark)	5,249,635
42,000	Praxair, Inc. (United States)	5,071,080
270,000	Svenska Cellulosa AB - Class B (Sweden) (d)	6,204,294
		21,786,489
Media: 1.2%
320,000	Reed Elsevier PLC (United Kingdom)	5,503,311

Multiline Retail: 1.3%
847,390	Woolworths Holdings Ltd. (South Africa)	6,007,764

Personal Products: 1.4%
35,000	L'Oreal (France)	6,446,647

Pharmaceuticals & Biotechnology: 9.9%
16,000	Biogen Idec, Inc. (United States) (a)	6,755,840
90,000	Merck & Co., Inc. (United States)	5,173,200
58,000	Novartis AG (Switzerland)	5,724,628
215,000	Novo-Nordisk A/S - Class B (Denmark)	11,477,514
36,000	Roche Holdings AG (Switzerland)	9,892,515
47,000	Waters Corp. (United States) (a)	5,843,040
		44,866,737
Real Estate: 2.5%
38,500	Jones Lang Lasalle, Inc. (United States)	6,560,400
17,000	Unibail-Rodamco SE-REIT (France)	4,590,596
		11,150,996
Retailing: 3.2%
112,000	The TJX Companies, Inc. (United States)	7,845,600
78,000	Tractor Supply Co. (United States) (d)	6,634,680
		14,480,280
Semiconductors & Semiconductor Equipment: 4.0%
94,000	First Solar, Inc. (United States) (a)	5,620,260
4,000	Samsung Electronic Co. Ltd. (South Korea)	5,187,014
310,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	7,278,800
		18,086,074
Software & Services: 5.6%
72,000	Adobe Systems, Inc. (United States) (a)	5,323,680
58,000	Ansys, Inc. (United States) (a)	5,115,020
17,000	Google, Inc. - Class A (United States) (a)	9,429,900
78,000	SAP SE (Germany)	5,637,613
		25,506,213
Technology Hardware & Equipment: 2.1%
172,000	Cisco Systems, Inc. (United States)	4,734,300
29,500	International Business Machines Corp. (United States)	4,734,750
		9,469,050
Telecommunication Services: 4.1%
450,000	China Mobile Ltd. (Hong Kong)	5,864,577
300,000	KDDI Corp. (Japan)	6,777,759
120,000	Verizon Communications, Inc. (United States)	5,835,600
		18,477,936
Transportation: 5.0%
28,000	Canadian Pacific Railway Ltd. (Canada) (a)	5,126,683
87,000	East Japan Railway Co. (Japan)	6,971,659
100,000	Koninnklijke Vopak NV (Netherlands)	5,518,669
55,000	Ryder Systems, Inc. (United States)	5,218,950
		22,835,961
Utilities: 2.8%
2,000,000	Enel Green Power SpA (Italy)	3,729,303
134,000	ITC Holdings Corp. (United States)	5,015,620
50,000	Red Electrica Corporacion SA (Spain)	4,065,649
		12,810,572

TOTAL COMMON STOCKS
(Cost $346,354,868)		440,954,931

PREFERRED STOCKS: 1.0%
Banks: 1.0%
480,000	Banco Bradesco SA (Brazil)	4,454,400
TOTAL PREFERRED STOCKS
(Cost $5,727,740)		4,454,400

SHORT-TERM INVESTMENTS: 1.2%
Money Market Funds: 1.2%
5,249,619	First American Prime Obligations Fund - Class Z, 0.020% (United States)^	5,249,619
TOTAL SHORT-TERM INVESTEMENTS
(Cost $5,249,619)		5,249,619

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 3.8%
Money Market Funds: 3.8%
17,358,848	First American Prime Obligations Fund - Class Z, 0.020% (United States) ^	17,358,848

TOTAL INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		17,358,848
(Cost $17,358,848)
TOTAL INVESTMENTS IN SECURITIES: 103.3%
(Cost $374,691,075)		468,017,798
Liabilities in Excess of Other Assets: (3.3)%		(14,834,286)
TOTAL NET ASSETS: 100.0%		$453,183,512

(a)	Non-income producing security.
(b)	A portion of this security is considered illiquid. As of March 31, 2015 the total market value of illiquid securities was $2,416,068 or 0.5% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance July 1, 2014	Purchases	Sales	Share Balance March 31, 2015	Realized Gain (Loss)	Dividend Income	Value March 31, 2015	Acquisition Cost
New Resource Bank	450,000	-	2,580	447,420	$ 627	$ -	$ 2,416,068	$ 1,968,648
Total							$ 2,416,068	$ 1,968,648

(d)	This security or a portion of this security was out on loan at March 31, 2015. As of March 31, 2015 the total market value of loaned securities was $16,086,756 or 3.5% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
^	Seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 were as follows+:

	Cost of investments	$374,780,096
	Gross unrealized appreciation	107,474,745
	Gross unrealized depreciation	(14,237,043)
	Net unrealized appreciation	$93,237,702

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015.

Common Stocks	Level 1	Level 2	Level 3	Total
Air Freight & Logistics	$5,913,340	$-	$-	$5,913,340
Automobiles & Components	7,590,262	4,786,459	-	12,376,721
Banks	21,729,720	11,789,114	-	33,518,834
Building Products	-	5,051,912	-	5,051,912
Capital Goods	4,909,752	9,884,836	-	14,794,588
Chemicals	-	9,877,253	-	9,877,253
Commercial Services & Supplies	10,396,025	4,148,548	-	14,544,573
Communications Equipment	6,587,300	4,959,202	-	11,546,502
Computers & Peripherals	7,963,520	-	-	7,963,520
Construction & Engineering	4,992,750	-	-	4,992,750
Consumer Durables & Supplies	6,521,450	12,581,189	-	19,102,639
Consumer Finance	4,452,840	-	-	4,452,840
Diversified Financial Services	12,909,260	-	-	12,909,260
Food, Beverage & Tobacco	-	11,434,385	-	11,434,385
Food & Staples Retailing	-	7,063,141	-	7,063,141
Health Care Equipment & Services	4,586,485	-	-	4,586,485
Health Care Equipment & Supplies	5,069,350	-	-	5,069,350
Hotels, Restaurants & Leisure	-	5,641,734	-	5,641,734
Insurance	12,879,530	6,371,704	-	19,251,234
Internet Software & Services	6,633,200	-	-	6,633,200
IT Services	6,802,640	-	-	6,802,640
Materials	10,332,560	11,453,929	-	21,786,489
Media	-	5,503,311	-	5,503,311
Multiline Retail	-	6,007,764	-	6,007,764
Personal Products	-	6,446,647	-	6,446,647
Pharmaceuticals & Biotechnology	17,772,080	27,094,657	-	44,866,737
Real Estate	6,560,400	4,590,596	-	11,150,996
Retailing	14,480,280	-	-	14,480,280
Semiconductors & Semiconductor Equipment	12,899,060	5,187,014	-	18,086,074
Software & Services	19,868,600	5,637,613	-	25,506,213
Technology Hardware & Equipment	9,469,050	-	-	9,469,050
Telecommunication Services	5,835,600	12,642,336	-	18,477,936
Transportation	10,345,633	12,490,328	-	22,835,961
Utilities	5,015,620	7,794,952	-	12,810,572
Total Common Stocks	242,516,307	198,438,624	-	440,954,931
Preferred Stocks
Banks	4,454,400	-	-	4,454,400
Total Preferred Stocks	4,454,400	-	-	4,454,400
Short-Term Investments	5,249,619	-	-	5,249,619
Investment Purchased with Cash
Proceeds from Securities Lending	17,358,848	-	-	17,358,848
Total Investments in Securities	$269,579,174	$198,438,624	$-	$468,017,798

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. No transfers were made into or out of Level 3 during the period ended March 31, 2015.

During the period ended March 31, 2015 transfers were made out of Level 2 into Level 1. One security transferred to Level 1 as it was valued using a closing price provided by a third party pricing service. A second security transferred to Level 1 due to not being priced by Interactive Data's Fair Value Information Services at the end of the period. The security was valued at the last reported sale price on the exchange on which the security is principally traded. Please refer to the Notes for Financial Statements in the Fund's most recent annual or semi-annual report for additional information on valuation.

Transfers into Level 2	$-
Transfers out of Level 2	(7,002,553)
Net transfers in and/or out of Level 2	$(7,002,553)

Transfers into Level 1	$7,002,553
Transfers out of Level 1	–
Net transfers in and/or out of Level 1	$7,002,553

Percent of
Country	Net Assets
Australia	1.3%
Brazil	1.0%
Canada	2.8%
Denmark	3.7%
France	3.9%
Germany	3.7%
Hong Kong	1.3%
Ireland	2.2%
Italy	0.8%
Japan	5.8%
Netherlands	3.4%
Portugal	1.6%
South Africa	1.3%
South Korea	1.4%
Spain	1.9%
Sweden	4.6%
Switzerland	4.6%
Taiwan	1.6%
United Kingdom	5.6%
United States	50.8%
Liabilities in Excess of Other Assets:	(3.3)%
100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Portfolio 21 Global Equity Fund
March 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date             5/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date             5/20/15

By (Signature and Title)*           /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date             5/28/15
* Print the name and title of each signing officer under his or her signature.

Portfolio 21 Global Equity Fund
March 31, 2015